UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.38%
	Aerospace & Defense - 1.67%
1,100,000	Kaman Corp.	$18,370,000
1,345,000	Ladish Co., Inc. (a)(c)	17,444,650
1,035,000	Teledyne Technologies, Inc. (a)	33,896,250
		69,710,900
	Auto Components - 0.38%
1,515,000	Midas, Inc. (a)(c)	15,877,200
	Beverages - 0.70%
1,375,000	Dr. Pepper Snapple Group, Inc. (a)	29,136,250
	Building Products - 0.54%
2,000,000	Quanex Building Products Corp. (c)	22,440,000
	Capital Markets - 6.11%
1,092,000	Epoch Holding Corp. (b)	9,434,880
366,000	Gamco Investors, Inc. (b)	17,751,000
675,000	Greenhill & Co., Inc. (b)	48,741,750
1,350,000	Invesco Ltd.	24,057,000
1,275,000	Investment Technology Group, Inc. (a)	25,997,250
750,000	Jefferies Group, Inc. (a)	15,997,500
675,000	Piper Jaffray Companies (a)	29,477,250
400,000	Pzena Investment Management, Inc. (b)	3,032,000
1,340,000	SWS Group, Inc.	18,719,800
2,727	Teton Advisors, Inc. (a)	1,091
648,817	Thomas Weisel Partners Group, Inc. (a)	3,905,878
2,195,000	Waddell & Reed Financial, Inc.	57,882,150
		254,997,549
	Chemicals - 3.24%
1,295,000	Arch Chemicals, Inc. (c)	31,844,050
1,805,000	Ashland, Inc.	50,630,250
1,440,000	Koppers Holdings, Inc. (c)	37,972,800
1,215,000	Zep, Inc. (c)	14,640,750
		135,087,850
	Commercial Banks - 2.71%
175,000	BancorpSouth, Inc.	3,592,750
795,000	BankFinancial Corp.	7,043,700
654,440	Beneficial Mutual Bancorp, Inc. (a)	6,282,624
108,200	BOK Financial Corp. (b)	4,075,894
178,644	FirstMerit Corp.	3,033,375
190,000	Glacier Bancorp, Inc. (b)	2,806,300
805,000	IBERIABANK Corp.	31,725,050
960,000	MB Financial, Inc.	9,782,400
1,200,000	PrivateBancorp, Inc. (b)	26,688,000
1,110,000	Wintrust Financial Corp.	17,848,800
		112,878,893
	Commercial Services & Supplies - 2.97%
1,380,000	Brink's Home Security Holdings, Inc. (a)	39,067,800
355,000	Cenveo, Inc. (a)	1,501,650
765,000	GP Strategies Corp. (a)	4,505,850
1,500,000	Layne Christensen Co. (a)(c)	30,675,000
617,500	Mac-Gray Corp. (a)	8,175,700
1,600,000	PHH Corp. (a)	29,088,000
662,000	Standard Parking Corp. (a)	10,783,980
		123,797,980
	Computers & Peripherals - 0.26%
455,000	Teradata Corp. (a)	10,660,650
	Construction & Engineering - 6.05%
1,450,000	AECOM Technology Corp. (a)	46,400,000
1,445,000	Chicago Bridge & Iron Co.	17,918,000
1,222,500	Foster Wheeler AG (a)	29,034,375
1,170,000	Granite Construction, Inc. (b)	38,937,600
877,000	Integrated Electrical Services, Inc. (a)(c)	6,849,370
1,535,000	McDermott International, Inc. (a)	31,175,850
1,710,000	Quanta Services, Inc. (a)	39,552,300
1,075,000	The Shaw Group, Inc. (a)	29,465,750
260,000	URS Corp. (a)	12,875,200
		252,208,445
	Construction Materials - 0.83%
1,110,000	Texas Industries, Inc. (b)	34,809,600
	Diversified Financial Services - 0.35%
1,544,000	MarketAxess Holdings, Inc. (a)	14,714,320
	Electric Utilities - 5.11%
1,035,000	Black Hills Corp.	23,794,650
1,310,000	Cleco Corp.	29,370,200
1,330,000	Hawaiian Electric Industries, Inc. (b)	25,349,800
1,175,000	ITC Holdings Corp.	53,298,000
865,000	Otter Tail Corp.	18,891,600
2,010,000	Portland General Electric Co.	39,154,800
1,250,000	Westar Energy, Inc.	23,462,500
		213,321,550
	Electrical Equipment - 3.77%
1,309,000	Acuity Brands, Inc.	36,717,450
1,010,000	AZZ, Inc. (a)(c)	34,754,100
845,000	General Cable Corp. (a)	31,755,100
1,260,000	Regal Beloit Corp.	50,047,200
200,000	Woodward Governor Co.	3,960,000
		157,233,850
	Energy Equipment & Services - 4.05%
1,050,000	Basic Energy Services, Inc. (a)(b)	7,171,500
1,100,000	Dresser-Rand Group, Inc. (a)	28,710,000
2,980,000	Key Energy Services, Inc. (a)	17,164,800
700,000	Lufkin Industries, Inc.	29,435,000
1,770,000	Natural Gas Services Group, Inc. (a)(c)	23,541,000
3,200,000	Pioneer Drilling Co. (a)(c)	15,328,000
1,945,000	Superior Well Services, Inc. (a)(b)(c)	11,572,750
1,830,000	Tesco Corp. (a)	14,530,200
1,720,000	Willbros Group, Inc. (a)	21,517,200
		168,970,450
	Food & Staples Retailing - 0.28%
900,000	Supervalu, Inc.	11,655,000
	Food Products - 5.40%
1,575,000	Flowers Foods, Inc.	34,398,000
555,000	The J. M. Smucker Co.	27,006,300
1,415,000	Lance, Inc.	32,728,950
731,000	Ralcorp Holdings, Inc. (a)	44,532,520
1,630,725	Tootsie Roll Industries, Inc. (b)	37,001,151
1,720,000	TreeHouse Foods, Inc. (a)(c)	49,484,400
		225,151,321
	Gas Utilities - 0.82%
985,000	South Jersey Industries, Inc.	34,366,650
	Health Care Equipment & Supplies - 0.99%
2,545,000	Hill-Rom Holdings, Inc.	41,279,900
	Health Care Providers & Services - 2.85%
3,065,000	AmerisourceBergen Corp.	54,373,100
430,000	Emeritus Corp. (a)(b)	5,680,300
605,000	Patterson Cos, Inc. (a)	13,128,500
2,330,000	Pharmerica Corp. (a)(c)	45,737,900
		118,919,800
	Health Care Technology - 0.86%
2,825,000	IMS Health, Inc.	35,877,500
	Hotels, Restaurants & Leisure - 4.29%
2,630,000	CKE Restaurants, Inc.	22,302,400
5,710,000	Denny's Corp. (a)(c)	12,276,500
908,000	DineEquity, Inc. (b)(c)	28,320,520
1,740,000	Gaylord Entertainment Co. (a)(b)	22,115,400
2,150,000	Marcus Corp. (c)	22,618,000
1,495,000	Orient-Express Hotels Ltd.	12,692,550
1,040,000	Red Lion Hotels Corp. (a)(c)	4,992,000
1,355,000	Vail Resorts, Inc. (a)(b)	36,341,100
1,440,000	Wyndham Worldwide Corp.	17,452,800
		179,111,270
	Insurance - 4.84%
290,000	Arthur J. Gallagher & Co.	6,188,600
1,050,000	Covanta Holding Corp. (a)	17,808,000
1,475,000	Hanover Insurance Group, Inc.	56,212,250
2,105,000	HCC Insurance Holdings, Inc.	50,541,050
1,900,000	Meadowbrook Insurance Group, Inc.	12,407,000
190,000	PartnerRe Ltd.	12,340,500
810,000	Reinsurance Group of America, Inc.	28,277,100
850,000	WR Berkley Corp.	18,249,500
		202,024,000
	IT Services - 1.44%
1,255,000	Broadridge Financial Solutions, Inc.	20,807,900
1,540,000	Wright Express Corp. (a)	39,223,800
		60,031,700
	Machinery - 15.34%
1,005,000	Ampco-Pittsburgh Corp. (c)	23,567,250
1,285,000	Bucyrus International, Inc. - Class A	36,699,600
1,120,000	CIRCOR International, Inc. (c)	26,443,200
2,455,000	Colfax Corp. (a)(c)	18,952,600
1,175,000	EnPro Industries, Inc. (a)(c)	21,161,750
2,870,000	Federal Signal Corp. (c)	21,955,500
500,700	Flowserve Corp.	34,953,867
1,420,000	Gardner Denver, Inc. (a)	35,741,400
1,960,000	Greenbrier Companies, Inc. (c)	14,092,400
970,000	John Bean Technologies Corp.	12,144,400
740,000	Joy Global, Inc.	26,432,800
1,305,000	Kaydon Corp.	42,490,800
1,042,500	L.B. Foster Co. (a)(c)	31,347,975
330,000	Lindsay Manufacturing Co. (b)	10,923,000
3,470,000	Mueller Water Products, Inc. - Class A	12,977,800
1,375,000	RBC Bearings, Inc. (a)(c)	28,118,750
1,820,000	Robbins & Myers, Inc. (c)	35,035,000
970,000	Sun Hydraulics Corp. (b)(c)	15,684,900
1,530,000	Tennant Co. (c)	28,136,700
902,500	Terex Corp. (a)	10,893,175
2,025,000	Titan International, Inc. (c)	15,126,750
1,405,000	Trinity Industries, Inc.	19,136,100
535,000	Valmont Industries, Inc.	38,562,800
1,580,000	Watts Water Technologies, Inc. - Class A (c)	34,033,200
1,405,000	Westinghouse Air Brake Technologies Corp.	45,198,850
		639,810,567
	Media - 0.25%
1,226,842	Carmike Cinemas, Inc. (c)	10,280,936
	Metals & Mining - 5.81%
1,410,000	A.M. Castle & Co. (c)	17,032,800
337,500	Allegheny Technologies, Inc.	11,788,875
302,500	Alpha Natural Resources, Inc. (a)(b)	7,946,675
1,885,000	AMCOL International Corp. (c)	40,678,300
1,205,000	Brush Engineered Materials, Inc. (a)(c)	20,183,750
600,000	Commercial Metals Co.	9,618,000
515,000	Compass Minerals International, Inc.	28,278,650
760,000	Haynes International, Inc. (a)(c)	18,012,000
876,000	Kaiser Aluminum Corp.	31,457,160
735,000	Universal Stainless & Alloy Products, Inc. (a)(c)	11,958,450
1,250,000	Walter Industries, Inc.	45,300,000
		242,254,660
	Multiline Retail - 0.23%
2,150,000	Saks, Inc. (a)(b)	9,524,500
	Multi-Utilities - 0.70%
177,000	Florida Public Utilities Co.	2,483,310
1,135,000	Vectren Corp.	26,593,050
		29,076,360
	Oil, Gas & Consumable Fuels - 7.80%
1,130,000	Carrizo Oil & Gas, Inc. (a)(b)	19,379,500
1,150,000	Comstock Resources, Inc. (a)	38,007,500
635,000	Contango Oil & Gas Company (a)	26,981,150
575,000	Continental Resources, Inc. (a)(b)	15,956,250
1,125,000	Encore Acquisition Co. (a)	34,706,250
2,640,000	EXCO Resources, Inc. (a)	34,108,800
1,785,000	Goodrich Petroleum Corp. (a)(b)	43,893,150
1,390,000	Penn Virginia Corp.	22,754,300
2,270,000	Petrohawk Energy Corp. (a)	50,621,000
945,000	Range Resources Corp.	39,132,450
		325,540,350
	Paper & Forest Products - 1.04%
205,000	Clearwater Paper Corp. (a)(b)	5,184,450
434,000	Deltic Timber Corp.	15,393,980
1,290,000	Neenah Paper, Inc. (c)	11,364,900
1,690,000	Wausau Paper Corp.	11,356,800
		43,300,130
	Pharmaceuticals - 0.45%
680,000	Perrigo Co.	18,890,400
	Real Estate - 0.35%
1,225,000	Forestar Real Estate Group, Inc. (a)(b)	14,553,000
	Real Estate Investment Trusts (REITs) - 0.27%
862,500	Walter Investment Management Corp. (a)	11,454,000
	Road & Rail - 2.15%
518,000	Amerco, Inc. (a)(b)	19,243,700
1,785,000	Genesee & Wyoming, Inc. (a)(c)	47,320,350
1,275,000	Kansas City Southern (a)	20,540,250
207,000	Providence & Worcester Railroad Co.	2,504,700
		89,609,000
	Specialty Retail - 1.78%
2,547,500	Maidenform Brands, Inc. (a)(c)	29,219,825
3,580,000	Sally Beauty Holdings, Inc. (a)	22,768,800
2,007,500	Stage Stores, Inc. (c)	22,283,250
		74,271,875
	Thrifts & Mortgage Finance - 2.70%
1,175,000	Brookline Bancorp, Inc.	10,951,000
624,625	Danvers Bancorp, Inc.	8,401,205
635,000	First Financial Northwest, Inc. (b)	4,965,700
1,750,683	First Niagara Financial Group, Inc.	19,992,800
1,091,500	Home Federal Bancorp, Inc. (c)	11,122,385
2,455,000	NewAlliance Bancshares, Inc.	28,232,500
1,395,000	Provident Financial Services, Inc.	12,694,500
1,810,000	Westfield Financial, Inc. (c)	16,398,600
		112,758,690
	TOTAL COMMON STOCKS (Cost $5,455,392,212)	$4,145,587,096

	EXCHANGE-TRADED FUNDS - 0.31%
	Banks - 0.31%
700,000	SPDR KBW Regional Banking ETF (b)	$12,831,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,715,980)	$12,831,000
Principal
Amount
	INVESTMENTS PURCHASED WITH CASH COLLATERAL
	FROM SECURITIES LENDING - 1.41%
$ 53,100,420	Credit Suisse First Boston Repurchase Agreement, (Dated 6/30/2009), 1.09%,
	due 07/01/2009, (Repurchased proceeds $53,102,006); [Collateralized by
	$54,164,048, in various federal agency bonds with interest rates of 0.00% and
	maturity date ranges of 01/01/2016 to 03/01/2044 (Market Value
	$53,958,224)]	$53,100,420
Shares
2,851,426	J.P. Morgan Prime Money Market Fund	2,851,426
2,769,869	Goldman Sachs Financial Square Money Market Fund	2,769,869
	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING (Cost $58,721,715)	$58,721,715

	SHORT TERM INVESTMENTS - 0.07%
	Investment Companies - 0.07%
2,965,861	Fidelity Institutional Government Portfolio	$2,965,861
	TOTAL SHORT TERM INVESTMENTS (Cost $2,965,861)	$2,965,861

	Total Investments (Cost $5,531,795,768) (d) - 101.17%	$4,220,105,672
	Liabilities in Excess of Other Assets - (1.17)%	(48,671,160)
	TOTAL NET ASSETS - 100.00%	$4,171,434,512

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	All or a portion of security is out on loan. See Note 1 of the Notes to the Schedule of Investments.
(c)	Affiliated Company. See Note 2 of the Notes to the Schedule of Investments.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.17%
	Aerospace & Defense - 1.47%
50,000	KBR, Inc.	$922,000
	Beverages - 3.04%
90,000	Dr. Pepper Snapple Group, Inc. (a)	1,907,100
	Capital Markets - 8.46%
48,000	Ameriprise Financial, Inc.	1,164,960
120,000	Invesco Ltd.	2,138,400
35,000	Lazard Ltd.	942,200
43,500	Legg Mason, Inc.	1,060,530
		5,306,090
	Chemicals - 2.26%
30,000	FMC Corp.	1,419,000
	Commercial Banks - 0.66%
25,000	SunTrust Banks, Inc.	411,250
	Construction & Engineering - 7.68%
46,300	AECOM Technology Corp. (a)	1,481,600
41,000	Foster Wheeler AG (a)	973,750
66,500	Quanta Services, Inc. (a)	1,538,145
30,000	The Shaw Group, Inc. (a)	822,300
		4,815,795
	Construction Materials - 2.07%
16,500	Martin Marietta Materials, Inc.	1,301,520
	Diversified Financial Services - 6.05%
87,000	Leucadia National Corp. (a)	1,834,830
72,000	NYSE Euronext, Inc.	1,962,000
		3,796,830
	Electric Utilities - 2.63%
58,000	Allegheny Energy, Inc.	1,487,700
4,000	Wisconsin Energy Corp.	162,840
		1,650,540
	Electrical Equipment - 1.10%
20,000	AMETEK, Inc.	691,600
	Energy Equipment & Services - 2.88%
48,000	FMC Technologies, Inc. (a)	1,803,840
	Food Products - 1.94%
20,000	Ralcorp Holdings, Inc. (a)	1,218,400
	Gas Utilities - 2.03%
41,000	Questar Corp.	1,273,460
	Health Care Equipment & Supplies - 1.85%
38,000	DENTSPLY International, Inc.	1,159,760
	Health Care Providers & Services - 3.96%
94,000	AmerisourceBergen Corp.	1,667,560
17,000	Henry Schein, Inc. (a)	815,150
		2,482,710
	Household Durables - 0.87%
19,000	Snap-On, Inc.	546,060
	Independent Power Producers & Energy Traders - 3.73%
131,000	Calpine Corp. (a)	1,460,650
56,000	Mirant Corp. (a)	881,440
		2,342,090
	Insurance - 9.51%
68,000	Covanta Holding Corp. (a)	1,153,280
78,000	Fidelity National Financial, Inc.	1,055,340
38,000	HCC Insurance Holdings, Inc.	912,380
23,000	PartnerRe Ltd.	1,493,850
63,000	WR Berkley Corp.	1,352,610
		5,967,460
	IT Services - 7.25%
78,000	Fidelity National Information Services, Inc.	1,556,880
45,000	Lender Processing Services, Inc.	1,249,650
106,000	Western Union Co.	1,738,400
		4,544,930
	Machinery - 10.02%
47,000	Dover Corp.	1,555,230
21,000	Harsco Corp.	594,300
64,000	Ingersoll-Rand Company Ltd.	1,337,600
34,000	ITT Corp.	1,513,000
36,000	Joy Global, Inc.	1,285,920
		6,286,050
	Media - 2.40%
50,000	The McGraw-Hill Companies, Inc.	1,505,500
	Metals & Mining - 2.16%
45,000	Peabody Energy Corp.	1,357,200
	Oil, Gas & Consumable Fuels - 8.95%
43,000	Consol Energy, Inc.	1,460,280
55,000	Petrohawk Energy Corp. (a)	1,226,500
35,000	Range Resources Corp.	1,449,350
38,000	Southwestern Energy Co. (a)	1,476,300
		5,612,430
	Road & Rail - 2.60%
27,000	Canadian Pacific Railway Ltd.	1,074,600
34,500	Kansas City Southern (a)	555,795
		1,630,395
	Specialty Retail - 1.72%
26,000	Advance Auto Parts, Inc.	1,078,740
	Thrifts & Mortgage Finance - 2.88%
136,000	Hudson City Bancorp, Inc.	1,807,440
	TOTAL COMMON STOCKS (Cost $62,013,893)	$62,838,190

	SHORT TERM INVESTMENTS - 0.04%
	Investment Companies - 0.04%
23,798	Fidelity Institutional Government Portfolio	$23,798
	TOTAL SHORT TERM INVESTMENTS (Cost $23,798)	$23,798

	Total Investments (Cost $62,037,691) (b) - 100.21%	$62,861,988
	Liabilities in Excess of Other Assets - (0.21)%	(130,746)
	TOTAL NET ASSETS - 100.00%	$62,731,242

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley All Cap Value Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.02%
	Aerospace & Defense - 1.44%
53,000	KBR, Inc.	$977,320
	Beverages - 1.62%
52,000	Dr. Pepper Snapple Group, Inc. (a)	1,101,880
	Capital Markets - 6.27%
97,000	Epoch Holding Corp.	838,080
45,000	Invesco Ltd.	801,900
27,000	Legg Mason, Inc.	658,260
100,000	Pzena Investment Management, Inc.	758,000
25,000	Stifel Financial Corp. (a)	1,202,250
		4,258,490
	Chemicals - 5.42%
44,000	Ashland, Inc.	1,234,200
18,000	FMC Corp.	851,400
28,500	Koppers Holdings, Inc.	751,545
70,000	Zep, Inc.	843,500
		3,680,645
	Commercial Banks - 0.99%
41,000	SunTrust Banks, Inc.	674,450
	Commercial Services & Supplies - 2.57%
26,000	The Brink's Co.	754,780
35,000	Brink's Home Security Holdings, Inc. (a)	990,850
		1,745,630
	Computers & Peripherals - 1.66%
48,000	Teradata Corp. (a)	1,124,640
	Construction & Engineering - 8.01%
34,000	AECOM Technology Corp. (a)	1,088,000
68,000	Chicago Bridge & Iron Co.	843,200
32,000	Foster Wheeler AG (a)	760,000
50,000	Integrated Electrical Services, Inc. (a)	390,500
55,000	McDermott International, Inc. (a)	1,117,050
24,000	Quanta Services, Inc. (a)	555,120
25,000	The Shaw Group, Inc. (a)	685,250
		5,439,120
	Construction Materials - 2.22%
10,000	Martin Marietta Materials, Inc.	788,800
23,000	Texas Industries, Inc.	721,280
		1,510,080
	Containers & Packaging - 1.30%
26,200	AptarGroup, Inc.	884,774
	Diversified Financial Services - 2.43%
3,000	CME Group, Inc.	933,330
21,000	JPMorgan Chase & Co.	716,310
		1,649,640
	Electric Utilities - 1.22%
26,000	ALLETE, Inc.	747,500
2,000	Wisconsin Energy Corp.	81,420
		828,920
	Electrical Equipment - 2.49%
25,000	Acuity Brands, Inc.	701,250
25,000	Regal Beloit Corp.	993,000
		1,694,250
	Energy Equipment & Services - 2.70%
35,000	Halliburton Co.	724,500
58,000	Tesco Corp. (a)	460,520
52,000	Willbros Group, Inc. (a)	650,520
		1,835,540
	Food & Staples Retailing - 1.41%
30,000	CVS Caremark Corp.	956,100
	Food Products - 3.02%
29,000	Cal-Maine Foods, Inc.	723,840
21,000	The J. M. Smucker Co.	1,021,860
5,000	Ralcorp Holdings, Inc. (a)	304,600
		2,050,300
	Health Care Equipment & Supplies - 1.41%
25,500	Covidien Plc	954,720
	Health Care Providers & Services - 2.66%
60,000	AmerisourceBergen Corp.	1,064,400
15,500	Henry Schein, Inc. (a)	743,225
		1,807,625
	Health Care Technology - 1.11%
59,500	IMS Health, Inc.	755,650
	Hotels, Restaurants & Leisure - 4.10%
42,000	DineEquity, Inc.	1,309,980
65,000	Orient-Express Hotels Ltd.	551,850
76,000	Wyndham Worldwide Corp.	921,120
		2,782,950
	Household Durables - 0.99%
23,500	Snap-On, Inc.	675,390
	Industrial Conglomerates - 1.07%
28,000	Tyco International Ltd.	727,440
	Insurance - 3.52%
15,000	Ace Ltd.	663,450
37,000	Covanta Holding Corp. (a)	627,520
8,000	PartnerRe Ltd.	519,600
27,000	WR Berkley Corp.	579,690
		2,390,260
	IT Services - 2.67%
58,000	Broadridge Financial Solutions, Inc.	961,640
52,000	Western Union Co.	852,800
		1,814,440
	Machinery - 9.72%
83,000	Colfax Corp. (a)	640,760
26,500	Dover Corp.	876,885
6,000	Flowserve Corp.	418,860
26,500	Harsco Corp.	749,950
18,000	ITT Corp.	801,000
25,000	Joy Global, Inc.	893,000
27,500	L.B. Foster Co. (a)	826,925
125,000	Mueller Water Products, Inc. - Class A	467,500
94,000	Portec Rail Products, Inc.	925,900
		6,600,780
	Metals & Mining - 6.06%
40,000	AMCOL International Corp.	863,200
26,000	Haynes International, Inc. (a)	616,200
25,000	Kaiser Aluminum Corp.	897,750
24,000	Peabody Energy Corp.	723,840
28,000	Walter Industries, Inc.	1,014,720
		4,115,710
	Multiline Retail - 2.28%
120,000	Dillard's Inc.	1,104,000
100,000	Saks, Inc. (a)	443,000
		1,547,000
	Oil, Gas & Consumable Fuels - 8.48%
22,000	Comstock Resources, Inc. (a)	727,100
26,000	Continental Resources, Inc. (a)	721,500
80,000	EXCO Resources, Inc. (a)	1,033,600
26,500	Goodrich Petroleum Corp. (a)	651,635
50,000	Petrohawk Energy Corp. (a)	1,115,000
12,000	Range Resources Corp.	496,920
26,000	Southwestern Energy Co. (a)	1,010,100
		5,755,855
	Paper & Forest Products - 1.64%
44,000	Clearwater Paper Corp. (a)	1,112,760
	Professional Services - 1.52%
58,000	Duff & Phelps Corp. - Class A (a)	1,031,240
	Real Estate - 1.66%
95,000	Forestar Real Estate Group, Inc. (a)	1,128,600
	Real Estate Investment Trusts (REITs) - 1.39%
71,000	Walter Investment Management Corp. (a)	942,880
	Road & Rail - 2.63%
34,000	Genesee & Wyoming, Inc. (a)	901,340
17,000	Union Pacific Corp.	885,020
		1,786,360
	Specialty Retail - 1.25%
133,000	Sally Beauty Holdings, Inc. (a)	845,880
	Thrifts & Mortgage Finance - 1.09%
65,000	First Niagara Financial Group, Inc.	742,300
	TOTAL COMMON STOCKS (Cost $81,432,669)	$67,929,619

	SHORT TERM INVESTMENTS - 0.00%
	Investment Companies - 0.00%
550	Fidelity Institutional Government Portfolio	$550
	TOTAL SHORT TERM INVESTMENTS (Cost $550)	$550

	Total Investments (Cost $81,433,219) (b) - 100.02%	$67,930,169
	Liabilities in Excess of Other Assets - (0.02)%	(15,922)
	TOTAL NET ASSETS - 100.00%	$67,914,247

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.07%
	Aerospace & Defense - 0.89%
14,000	KBR, Inc.	$258,160
	Beverages - 1.58%
21,500	Dr. Pepper Snapple Group, Inc. (a)	455,585
	Building Products - 0.78%
27,000	Griffon Corp. (a)	224,640
	Capital Markets - 6.37%
35,000	Epoch Holding Corp.	302,400
24,000	Janus Capital Group, Inc.	273,600
9,000	Lazard Ltd.	242,280
12,000	Legg Mason, Inc.	292,560
58,000	Pzena Investment Management, Inc.	439,640
6,000	Stifel Financial Corp. (a)	288,540
		1,839,020
	Chemicals - 6.11%
23,000	Ashland, Inc.	645,150
4,500	FMC Corp.	212,850
11,500	Koppers Holdings, Inc.	303,255
60,800	Solutia, Inc. (a)	350,208
21,000	Zep, Inc.	253,050
		1,764,513
	Commercial Banks - 1.32%
60,000	Sterling Bancshares, Inc.	379,800
	Commercial Services & Supplies - 2.48%
10,500	Brink's Home Security Holdings, Inc. (a)	297,255
23,000	PHH Corp. (a)	418,140
		715,395
	Computers & Peripherals - 1.06%
13,000	Teradata Corp. (a)	304,590
	Construction & Engineering - 6.39%
8,000	AECOM Technology Corp. (a)	256,000
24,000	Chicago Bridge & Iron Co.	297,600
10,200	Foster Wheeler AG (a)	242,250
6,500	Granite Construction, Inc.	216,320
15,000	McDermott International, Inc. (a)	304,650
11,000	Quanta Services, Inc. (a)	254,430
10,000	The Shaw Group, Inc. (a)	274,100
		1,845,350
	Construction Materials - 1.69%
3,000	Martin Marietta Materials, Inc.	236,640
8,000	Texas Industries, Inc.	250,880
		487,520
	Consumer Finance - 1.14%
32,000	Discover Financial Services	328,640
	Containers & Packaging - 1.05%
9,000	AptarGroup, Inc.	303,930
	Diversified Financial Services - 2.96%
1,900	CME Group, Inc.	591,109
12,500	Leucadia National Corp. (a)	263,625
		854,734
	Electric Utilities - 2.98%
6,000	ITC Holdings Corp.	272,160
12,500	Otter Tail Corp.	273,000
12,000	Portland General Electric Co.	233,760
2,000	Wisconsin Energy Corp.	81,420
		860,340
	Electrical Equipment - 3.66%
9,000	Acuity Brands, Inc.	252,450
6,500	AMETEK, Inc.	224,770
15,000	Encore Wire Corp.	320,250
9,000	Thomas & Betts Corp. (a)	259,740
		1,057,210
	Energy Equipment & Services - 3.02%
18,000	Halliburton Co.	372,600
25,000	Tesco Corp. (a)	198,500
24,000	Willbros Group, Inc. (a)	300,240
		871,340
	Food & Staples Retailing - 1.32%
12,000	CVS Caremark Corp.	382,440
	Food Products - 1.90%
22,000	Cal-Maine Foods, Inc.	549,120
	Health Care Equipment & Supplies - 1.43%
11,000	Covidien Plc	411,840
	Health Care Providers & Services - 1.76%
13,000	AmerisourceBergen Corp.	230,620
5,800	Henry Schein, Inc. (a)	278,110
		508,730
	Health Care Technology - 0.86%
19,500	IMS Health, Inc.	247,650
	Hotels, Restaurants & Leisure - 4.85%
18,000	DineEquity, Inc.	561,420
21,400	Gaylord Entertainment Co. (a)	271,994
40,000	Orient-Express Hotels Ltd.	339,600
8,500	Vail Resorts, Inc. (a)	227,970
		1,400,984
	Household Durables - 1.89%
16,000	Jarden Corp. (a)	300,000
8,500	Snap-On, Inc.	244,290
		544,290
	Insurance - 4.94%
13,400	Arthur J. Gallagher & Co.	285,956
19,000	Covanta Holding Corp. (a)	322,240
21,000	Fidelity National Financial, Inc.	284,130
10,000	HCC Insurance Holdings, Inc.	240,100
4,500	PartnerRe Ltd.	292,275
		1,424,701
	IT Services - 0.95%
16,500	Broadridge Financial Solutions, Inc.	273,570
	Machinery - 14.64%
12,000	Bucyrus International, Inc. - Class A	342,720
35,000	Colfax Corp. (a)	270,200
8,000	Dover Corp.	264,720
14,000	EnPro Industries, Inc. (a)	252,140
3,500	Flowserve Corp.	244,335
8,000	Harsco Corp.	226,400
21,000	John Bean Technologies Corp.	262,920
8,500	Joy Global, Inc.	303,620
8,000	L.B. Foster Co. (a)	240,560
65,000	Mueller Water Products, Inc. - Class A	243,100
25,000	Oshkosh Truck Corp.	363,500
25,000	Portec Rail Products, Inc.	246,250
15,000	Tennant Co.	275,850
18,000	Terex Corp. (a)	217,260
19,000	Titan Machy, Inc. (a)	241,110
17,000	Trinity Industries, Inc.	231,540
		4,226,225
	Media - 1.06%
24,000	Dolan Media Co. (a)	306,960
	Metals & Mining - 2.69%
8,500	Kaiser Aluminum Corp.	305,235
13,000	Walter Industries, Inc.	471,120
		776,355
	Multiline Retail - 1.00%
65,000	Saks, Inc. (a)	287,950
	Oil, Gas & Consumable Fuels - 4.84%
8,000	Consol Energy, Inc.	271,680
11,000	Continental Resources, Inc. (a)	305,250
23,000	EXCO Resources, Inc. (a)	297,160
15,600	Penn Virginia Corp.	255,372
12,000	Petrohawk Energy Corp. (a)	267,600
		1,397,062
	Paper & Forest Products - 3.07%
35,000	Clearwater Paper Corp. (a)	885,150
	Professional Services - 1.11%
18,000	Duff & Phelps Corp. - Class A (a)	320,040
	Real Estate - 1.23%
30,000	Forestar Real Estate Group, Inc. (a)	356,400
	Real Estate Investment Trusts (REITs) - 2.76%
60,000	Walter Investment Management Corp. (a)	796,800
	Road & Rail - 1.66%
9,000	Genesee & Wyoming, Inc. (a)	238,590
15,000	Kansas City Southern (a)	241,650
		480,240
	Software - 1.00%
13,900	Jack Henry & Associates, Inc.	288,425
	Thrifts & Mortgage Finance - 0.63%
16,000	First Niagara Financial Group, Inc.	182,720
	TOTAL COMMON STOCKS (Cost $28,907,628)	$28,598,419

	EXCHANGE-TRADED FUNDS - 0.83%
	Banks - 0.83%
13,000	SPDR KBW Regional Banking ETF	$238,290
	TOTAL EXCHANGE-TRADED FUNDS (Cost $258,218)	$238,290

	SHORT TERM INVESTMENTS - 0.22%
	Investment Companies - 0.22%
64,759	Fidelity Institutional Government Portfolio	$64,759
	TOTAL SHORT TERM INVESTMENTS (Cost $64,759)	$64,759

	Total Investments (Cost $29,230,605) (b) - 100.12%	$28,901,468
	Liabilities in Excess of Other Assets - (0.12)%	(34,796)
	TOTAL NET ASSETS - 100.00%	$28,866,672

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley Funds, Inc.
Notes to Schedule of Investments
June 30, 2009 (Unaudited)

1)	Securities Lending

Keeley Funds, Inc. (“the Funds”) may lend their portfolio securities to banks, brokers and dealers. Lending Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral. To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, an amount at least equal to 100% of the market value of the loaned securities. As of June 30, 2009, only KEELEY Small Cap Value Fund (“KSCVF”) had securities on loan and those loaned securities had a market value of $63,862,615 and KSCVF received cash collateral for the loan of $66,733,784. The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed by the Board. However, the above figures do not reflect the value of the collateral on June 30, 2009 which was calculated overnight and made available on July 1, 2009.

On September 16, 2008, KSCVF executed a request to redeem 100% of its cash collateral invested in the Reserve Primary Fund. As of June 30, 2009, the Reserve Primary Fund had not honored this request and was subject to a variety of private lawsuits, as well as SEC investigation and oversight. As a result, KSCVF recorded a receivable for securities lending collateral sold on its Statement of Assets and Liabilities in anticipation of the collateral expected to be received from the Reserve Primary Fund. As of June 30, 2009, KSCVF received $72,051,661 of the original $80,093,050 cash collateral redemption. The remaining receivable for securities lending collateral had a market value of $6,996,008 as of June 30, 2009.

2)	Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2008 through June 30, 2009. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Share Balance			Share Balance	Dividend	Value
Issuer Name	At October 1, 2008	Additions	Reductions	At June 30, 2009	Income	At June 30, 2009
Albany International Corp.(1)	1,445,000	-	(1,445,000)	-	$ 171,600	$ -
Allis Chalmers Energy, Inc.(1)	2,075,000	-	(2,075,000)	-	-	-
Altra Holdings, Inc.(1)	2,005,000	2,500	(2,007,500)	-	-	-
AM Castle & Co.	1,827,500	15,000	(432,500)	1,410,000	220,050	17,032,800
AMCOL International Corp.	1,935,000	5,800	(55,800)	1,885,000	1,030,500	40,678,300
American Railcar Industries, Inc.(1)	1,237,500	5,000	(1,242,500)	-	109,125	-
Ampco-Pittsburgh Corp.	1,010,000	12,500	(17,500)	1,005,000	541,350	23,567,250
Arch Chemicals, Inc.	1,310,000	47,000	(62,000)	1,295,000	790,500	31,844,050
AZZ, Inc.	1,050,000	4,200	(44,200)	1,010,000	-	34,754,100
Brush Engineered Materials, Inc.	1,220,000	15,000	(30,000)	1,205,000	-	20,183,750
Callon Petroleum Co.(1)	1,395,000	-	(1,395,000)	-	-	-
Carmike Cinemas, Inc.	1,345,000	-	(118,158)	1,226,842	-	10,280,936
CIRCOR International, Inc.	1,137,500	7,500	(25,000)	1,120,000	126,563	26,443,200
CKE Restaurants, Inc.(1)	2,657,500	52,500	(80,000)	2,630,000	476,100	22,302,400
Colfax Corp.	2,427,500	37,500	(10,000)	2,455,000	-	18,952,600
Cowen Group, Inc.(1)	745,000	-	(745,000)	-	-	-
Denny's Corp.	5,700,000	10,000	-	5,710,000	-	12,276,500
DineEquity, Inc.	870,000	90,000	(52,000)	908,000	217,500	28,320,520
EnPro Industries, Inc.	1,185,000	32,500	(42,500)	1,175,000	-	21,161,750
Fairpoint Communications, Inc.(1)	6,950,000	25,000	(6,975,000)	-	1,796,063	-
Federal Signal Corp.	2,857,500	17,500	(5,000)	2,870,000	516,450	21,955,500
Genesee & Wyoming, Inc.	1,910,000	7,500	(132,500)	1,785,000	-	47,320,350
Greenbrier Companies, Inc.	2,059,900	7,500	(107,400)	1,960,000	239,192	14,092,400

Haynes International, Inc.	735,000	27,500	(2,500)	760,000	-	18,012,000
Home Federal Bancorp, Inc.	1,135,000	11,500	(55,000)	1,091,500	185,735	11,122,385
IBERIABANK Corp.(1)	809,500	28,000	(32,500)	805,000	830,450	31,725,050
Integrated Electrical Services, Inc.	903,000	-	(26,000)	877,000	-	6,849,370
Interstate Hotels & Resorts, Inc.(1)	2,225,000	-	(2,225,000)	-	-	-
Koppers Holdings, Inc.	1,462,500	10,000	(32,500)	1,440,000	959,200	37,972,800
L.B. Foster Co.	1,075,000	-	(32,500)	1,042,500	-	31,347,975
Ladish, Inc.	1,340,000	5,000	-	1,345,000	-	17,444,650
Lance, Inc.(1)	1,975,000	-	(560,000)	1,415,000	851,200	32,728,950
Layne Christensen Co.	1,530,000	10,000	(40,000)	1,500,000	-	30,675,000
Lindsay Manufacturing Co.(1)	765,000	-	(435,000)	330,000	161,438	10,923,000
Maidenform Brands, Inc.	2,582,500	2,500	(37,500)	2,547,500	-	29,219,825
Marcus Corp.	2,150,000	22,500	(22,500)	2,150,000	548,888	22,618,000
Meadowbrook Insurance Group, Inc.(1)	1,885,000	40,000	(25,000)	1,900,000	113,500	12,407,000
Midas, Inc.	1,487,500	27,500	-	1,515,000	-	15,877,200
Movado Group, Inc.(1)	1,782,500	-	(1,782,500)	-	142,400	-
Natural Gas Services Group, Inc.	1,820,000	2,500	(52,500)	1,770,000	-	23,541,000
Neenah Paper, Inc.	1,277,500	12,500	-	1,290,000	385,200	11,364,900
Pharmerica Corp.	2,450,000	55,000	(175,000)	2,330,000	-	45,737,900
Pioneer Drilling Co.	3,465,000	5,000	(270,000)	3,200,000	-	15,328,000
Quanex Building Products Corp.	1,990,000	15,000	(5,000)	2,000,000	179,850	22,440,000
RBC Bearings, Inc.	1,372,500	20,000	(17,500)	1,375,000	-	28,118,750
Red Lion Hotels Corp.	1,462,500	-	(422,500)	1,040,000	-	4,992,000
Robbins & Myers, Inc.	1,850,000	2,500	(32,500)	1,820,000	215,694	35,035,000
South Jersey Industries, Inc.(1)	1,627,500	5,000	(647,500)	985,000	1,182,830	34,366,650
Stage Stores, Inc.	2,007,500	2,500	(2,500)	2,007,500	301,250	22,283,250
Sun Hydraulics, Inc.	965,000	5,000	-	970,000	261,450	15,684,900
Superior Well Services, Inc.	1,915,000	30,000	-	1,945,000	-	11,572,750
Tennant Co.	1,500,000	32,500	(2,500)	1,530,000	592,800	28,136,700
Thomas Weisel Partners Group, Inc.(1)	1,285,000	-	(636,183)	648,817	-	3,905,878
Titan International, Inc.	1,947,500	80,000	(2,500)	2,025,000	29,975	15,126,750
TreeHouse Foods, Inc.	1,775,000	17,500	(72,500)	1,720,000	-	49,484,400
Universal Stainless & Alloy	732,500	2,500	-	735,000	-	11,958,450
Watts Water Technologies, Inc. - Class A	1,560,000	90,000	(70,000)	1,580,000	523,875	34,033,200
Westfield Financial, Inc.	1,795,000	20,000	(5,000)	1,810,000	995,750	16,398,600
Zale Corp.(1)	3,165,000	2,500	(3,167,500)	-	-	-
Zep, Inc.	1,155,000	62,500	(2,500)	1,215,000	141,500	14,640,750
					$ 14,837,978	$ 1,144,239,439
(1)Issuer was not an affiliate as of June 30, 2009.

3)	Significant Accounting Policies

Statement of Financial Accounting Standards No. 157 Fair Value Measurements (”SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities.
•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2009:

KEELEY Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Industrials	$1,361,042,942	$ -	$ -	$1,361,042,942
Financials	736,210,362	1,091	-	736,211,453
Energy	494,510,800	-	-	494,510,800
Materials	410,152,240	-	-	410,152,240
Consumer Discretionary	328,133,581	-	-	328,133,581
Utilities	276,764,560	-	-	276,764,560
Consumer Staples	265,942,570	-	-	265,942,570
Health Care	214,967,600	-	-	214,967,600
Information Technology	70,692,350	-	-	70,692,350
Total Equity	$4,158,417,005	$ 1,091	$ -	$4,158,418,096

Short-Term Investments	$ 8,587,156	$53,100,420	$ -	$ 61,687,576

Total Investments in Securities	$4,220,104,581	$ 1,091	$ -	$4,220,105,672

KEELEY Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Financials	$ 17,289,070	$ -	$ -	$ 17,289,070
Industrials	14,345,840	-	-	14,345,840
Energy	5,955,990	-	-	5,955,990
Materials	5,538,000	-	-	5,538,000
Utilities	5,266,090	-	-	5,266,090
Information Technology	4,544,930	-	-	4,544,930
Health Care	3,642,470	-	-	3,642,470
Consumer Discretionary	3,130,300	-	-	3,130,300
Consumer Staples	3,125,500	-	-	3,125,500
Total Equity	$ 62,838,190	$ -	$ -	$ 62,838,190

Short-Term Investments	$ 23,798	$ -	$ -	$ 23,798

Total Investments in Securities	$ 62,861,988	$ -	$ -	$ 62,861,988

KEELEY All Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Industrials	$ 20,026,010	$ -	$ -	$ 20,026,010
Financials	11,786,620	-	-	11,786,620
Materials	10,289,249	-	-	10,289,249
Energy	7,591,395	-	-	7,591,395
Consumer Discretionary	6,842,070	-	-	6,842,070
Consumer Staples	4,108,280	-	-	4,108,280
Health Care	3,517,995	-	-	3,517,995
Information Technology	2,939,080	-	-	2,939,080
Utilities	828,920	-	-	828,920
Total Equity	$ 67,929,619	$ -	$ -	$ 67,929,619

Short-Term Investments	$ 550	$ -	$ -	$ 550

Total Investments in Securities	$ 67,930,169	$ -	$ -	$ 67,930,169

KEELEY Small-Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Industrials	$ 9,301,125	$ -	$ -	$ 9,301,125
Financials	6,401,105	-	-	6,401,105
Materials	4,018,028	-	-	4,018,028
Consumer Discretionary	2,837,439	-	-	2,837,439
Energy	1,996,722	-	-	1,996,722
Consumer Staples	1,387,145	-	-	1,387,145
Health Care	1,168,220	-	-	1,168,220
Information Technology	866,585	-	-	866,585
Utilities	860,340	-	-	860,340
Total Equity	$ 28,836,709	$ -	$ -	$ 28,836,709

Short-Term Investments	$ 64,759	$ -	$ -	$ 64,759

Total Investments in Securities	$ 28,901,468	$ -	$ -	$ 28,901,468

4)	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY All Cap Value Fund	KEELEY Small-Mid Cap Value Fund

Cost of Investments	$ 5,531,795,768	$ 62,037,691	$ 81,433,219	$ 29,230,605

Gross unrealized appreciation	313,372,527	6,908,499	4,778,033	3,023,041
Gross unrealized depreciation	(1,625,062,623)	(6,084,202)	(18,281,083)	(3,352,178)
Net unrealized appreciation	$ (1,311,690,096)	$ 824,297	$ (13,503,050)	$ (329,137)

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc.

By (Signature and Title)* /s/ John L. Keeley, Jr.
                                                                   John L. Keeley, Jr., President

Date   August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John L. Keeley, Jr.
                                                                   John L. Keeley, Jr., President

Date August 21, 2009

By (Signature and Title)* /s/ Robert Kurinsky
                                                                   Robert Kurinsky, Treasurer

Date August 21, 2009

* Print the name and title of each signing officer under his or her signature.